Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Schedule of Revenue from Contracts with Customers
	Year ended December 31,
	2022	2023	2024
Revenue from contracts with customers	$20,009,994	$35,838,780	$48,493,897

Schedule of Disaggregation of Revenue from Contracts with Customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following revenue sources:

2022	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$403,977	$-	$403,977
Over time	9,284,911	2,854,724	7,466,382	19,606,017
	$9,284,911	$3,258,701	$7,466,382	$20,009,994
2023	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$636,262	$-	$636,262
Over time	9,535,853	2,705,481	7,830,627	20,071,961
MG Group
Timing of revenue recognition
At a point in time	-	6,015,726	2,782,809	8,798,535
Over time	5,910,518	421,504	-	6,332,022
	$15,446,371	$9,778,973	$10,613,436	$35,838,780

2024	Digital studio	Media and branded content	Technology	Total

Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$466,341	$-	$466,341
Over time	10,876,252	3,841,922	9,452,107	24,170,281
MG Group
Timing of revenue recognition
At a point in time	-	8,858,071	4,753,815	13,611,886
Over time	9,673,390	571,999	-	10,245,389
	$20,549,642	$13,738,333	$14,205,922	$48,493,897

Schedule of Contract Assets and Liabilities

The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2023	December 31, 2023	December 31, 2024
Contract assets:
Service contracts	$3,093,020	$3,153,022	$3,980,380
Contract liabilities
Advance sales receipts	$680,723	$988,753	$578,219

Schedule of Revenue Recognized Included in the Contract Liability	Revenue recognized that was included in the contract liability balance at the beginning of the period:
	Year ended December 31,
	2022	2023	2024
Revenue recognized that was included in the contract liabilities balance at the beginning of the period
Advance sales receipts	$462,295	$680,723	$988,753